UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 3.3%
Birmingham Special Care Facilities Financing Authority, RB, Children's Hospital (AGC):
6.00%, 6/01/34	$1,745	$2,041,423
6.00%, 6/01/39	500	584,935
Birmingham Water Works Board, RB, 4.75%, 1/01/36	3,150	3,454,353
Hoover City Board of Education, Special Tax, Refunding, 4.25%, 2/15/40	3,050	3,254,350
		9,335,061
Arizona — 8.1%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	3,300	3,557,730
Arizona Sports & Tourism Authority, RB, Multipurpose Stadium Facilities, Series A (NPFGC), 5.00%, 7/01/13 (a)	750	764,828
Arizona State University, RB, Series D, 5.50%, 7/01/26	475	573,591
County of Pinal Arizona Election District No. 3, Refunding RB, 4.75%, 7/01/31	3,750	4,109,137
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	1,375	1,455,355
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,199,172
5.00%, 12/01/37	4,585	5,262,938
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	305	303,887
7.00%, 5/01/20	490	498,869
7.25%, 5/01/27	980	943,711
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	1,100	1,250,502
University Medical Center Corp. Arizona, RB, 6.50%, 7/01/39	750	868,942
University Medical Center Corp. Arizona, Refunding RB, 6.00%, 7/01/39	1,600	1,853,968
		22,642,630
Arkansas — 1.2%
City of Conway Arkansas, RB, Wastewater Revenue Improvement, Series A, 4.20%, 10/01/37	750	788,550
City of Springdale Arizona, RB, Sales and Tax Use:
3.00%, 11/01/30	975	945,623
3.00%, 11/01/31	1,520	1,462,772
		3,196,945

	Par (000)	Value
Municipal Bonds
California — 23.8%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 11.06%, 6/01/55 (b)	$7,090	$74,516
California Educational Facilities Authority, Refunding RB, 5.00%, 2/01/40	3,000	3,356,220
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	2,300	2,786,335
Carlsbad Unified School District, GO, Election of 2006, Series B, 4.89%, 5/01/34 (c)	1,500	1,238,160
City of Manteca California Sewer, Refunding RB, 4.00%, 12/01/33	1,500	1,577,205
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	3,000	3,480,720
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	2,100	2,285,157
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	289,293
5.75%, 8/01/33	535	621,986
Foothill Eastern Transportation Corridor Agency California, Refunding RB:
5.75%, 1/15/40	3,495	3,496,538
CAB, 5.88%, 1/15/28	7,000	7,212,800
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 4.84%, 8/01/34 (c)	2,475	1,878,748
Norwalk-La Mirada Unified School District California, GO, CAB, Refunding, Election of 2002, Series E (AGC), 4.82%, 8/01/38 (b)	12,000	3,566,640
Palomar Community College District, GO, CAB, Election of 2006, Series B:
4.34%, 8/01/30 (b)	2,270	1,070,804
5.53%, 8/01/33 (b)	4,250	1,389,835
4.69%, 8/01/39 (c)	3,000	1,938,000
San Diego Community College District California, GO, CAB, Election of 2002, 4.71%, 8/01/19 (c)	4,200	3,508,008
San Jose Evergreen Community College District, GO, Election of 2010, Series B, 3.50%, 8/01/32	1,800	1,845,126
State of California, GO, Various Purpose:
5.75%, 4/01/31	3,000	3,553,890
6.00%, 3/01/33	2,270	2,822,768
6.50%, 4/01/33	2,900	3,605,860
5.50%, 3/01/40	3,650	4,266,339
(CIFG), 5.00%, 3/01/15 (a)	515	564,213
(CIFG), 5.00%, 3/01/33	4,485	4,802,403

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2013 1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
California (concluded)
State of California, GO, Refunding, Various Purpose (NPFGC), 5.00%, 6/01/37	$5,000	$5,503,700
		66,735,264
Colorado — 0.3%
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	877,448
Connecticut — 1.0%
Connecticut State Health & Educational Facilities Authority, Refunding RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	1,000	1,110,820
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	950	1,050,890
Sacred Heart University, Series G, 5.38%, 7/01/31	600	668,424
		2,830,134
Delaware — 0.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,800	2,035,422
Florida — 12.5%
County of Lee Florida, Refunding RB, Lee Airport, Series A, AMT (AGM), 5.00%, 10/01/28	3,000	3,348,390
County of Miami-Dade Florida, RB, CAB, Sub-Series A (NPFGC) (b):
4.83%, 10/01/32	5,000	1,955,100
5.12%, 10/01/32	4,225	1,562,870
4.86%, 10/01/33	15,375	5,699,359
5.14%, 10/01/33	4,000	1,400,920
5.15%, 10/01/34	4,580	1,521,659
5.16%, 10/01/35	5,000	1,574,400
County of Orange Florida, Refunding RB (Syncora), 4.75%, 10/01/32	5,000	5,407,350
Hillsborough County IDA, RB, National Gypsum Co., AMT, 7.13%, 4/01/30	3,700	3,703,737
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/32	200	212,732
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	3,465	3,230,939
Village Community Development District No. 6, Special Assessment Bonds, 5.63%, 5/01/13 (a)	5,405	5,440,619
		35,058,075

	Par (000)	Value
Municipal Bonds
Georgia — 0.6%
Milledgeville & Baldwin County Development Authority, RB, Georgia College & State University Foundation, 6.00%, 9/01/14 (a)	$1,500	$1,649,010
Hawaii — 0.2%
Hawaii State Department of Budget & Finance Senior Living, Refunding RB, Special Purpose - Kahala Nui, 5.25%, 11/15/37	600	647,100
Idaho — 1.1%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	2,500	2,985,900
Illinois — 12.5%
Chicago Public Building Commission Building Illinois, RB, Series A (NPFGC), 7.00%, 1/01/20 (d)	5,000	6,625,600
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	1,000	1,145,020
City of Chicago Illinois, Refunding RB, O'Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	6,000	6,115,380
Illinois Finance Authority, RB:
Navistar International, Recovery Zone, 6.50%, 10/15/40	795	854,108
Northwestern Memorial Hospital, Series A, 5.50%, 8/15/14 (a)	5,800	6,259,882
Rush University Medical Center, Series C, 6.63%, 11/01/39	1,200	1,464,828
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	345	347,629
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,510	1,748,822
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,708,035
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	6,000	6,719,760
6.00%, 6/01/28	1,700	2,041,547
		35,030,611
Indiana — 0.5%
Indiana Finance Authority, Refunding RB, Improvement, U.S. Steel Corp., 6.00%, 12/01/26	1,350	1,413,369

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2013 2

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Iowa — 1.5%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	$1,355	$1,520,730
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	965	1,094,735
6.00%, 9/01/39	1,500	1,689,600
		4,305,065
Kansas — 1.0%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/28	1,155	1,300,599
Pratt County Public Building Commission, RB, 3.25%, 12/01/32	1,500	1,491,270
		2,791,869
Kentucky — 3.0%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 3.97%, 10/01/23 (b)	8,500	5,590,450
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary's Healthcare, 6.13%, 2/01/18 (a)	2,250	2,830,297
		8,420,747
Louisiana — 2.4%
Lafayette Public Trust Financing Authority, Refunding RB, Ragin Cajun Facilities Project, 3.75%, 10/01/32	780	800,748
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Parish of Plaquemines Project (AGM), 4.00%, 9/01/42	720	729,144
Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	1,565	1,853,179
Louisiana Public Facilities Authority, RB:
5.00%, 7/01/42	2,400	2,644,104
Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	600	700,800
		6,727,975
Maryland — 1.7%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	180	201,047

	Par (000)	Value
Municipal Bonds
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor's Community Hospital, 5.63%, 7/01/30	$4,100	$4,417,422
		4,618,469
Michigan — 2.8%
Board of Control of Michigan Technological University, Refunding RB, General, Series A, 4.00%, 10/01/30	1,930	2,030,457
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,875	2,281,912
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	2,750	3,516,315
		7,828,684
Minnesota — 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,250	2,763,473
Mississippi — 3.4%
Mississippi Development Bank, RB:
Hinds Community College District, Capital Improvement Project (AGM), 5.00%, 4/01/36	1,910	2,137,806
Special Obligation, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	3,028,107
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	3,150	3,585,771
Warren County Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, AMT, 5.38%, 12/01/35	600	663,204
		9,414,888
Missouri — 3.6%
Missouri State Development Finance Board, RB:
St. Joseph Sewage System Improvements, Series E, 5.25%, 5/01/31	620	667,511
Series B, 5.00%, 11/01/41	1,350	1,469,556
Missouri State Development Finance Board, Refunding RB, Electric System Projects, Series F, 4.00%, 6/01/32	5,815	5,956,014
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University Health Sciences, 5.25%, 10/01/31	500	568,505

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2013 3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB (concluded):
Heartland Regional Medical Center, 4.13%, 2/15/43	$1,530	$1,520,835
		10,182,421
Montana — 0.5%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	1,250	1,362,850
Nebraska — 3.0%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	900	987,066
Omaha Nebraska Sanitation Sewer, RB:
3.25%, 11/15/37	1,600	1,539,936
4.25%, 11/15/38	2,290	2,461,956
4.00%, 11/15/42	3,300	3,483,282
		8,472,240
Nevada — 0.4%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	1,065	1,164,684
New Jersey — 5.1%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (e)(f)	1,510	112,404
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/14 (a)	5,250	5,643,908
Continental Airlines, Inc. Project, AMT, 6.25%, 9/15/29	1,335	1,360,458
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	950	1,214,290
7.50%, 12/01/32	1,225	1,535,121
New Jersey Health Care Facilities Financing Authority, Refunding RB, Barnabas Health, Series A:
4.63%, 7/01/23	770	867,320
5.63%, 7/01/37	2,560	2,891,802
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	600	629,424
		14,254,727
New York — 6.4%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (e)(f)	725	108,707

	Par (000)	Value
Municipal Bonds
New York (concluded)
Hudson New York Yards Infrastructure Corp., RB, Series A:
(AGM), 5.00%, 2/15/47	$1,250	$1,330,550
(NPFGC), 4.50%, 2/15/47	1,980	2,052,211
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	2,475	2,947,527
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (e)(f)(g)	2,600	2,989,688
Queens Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	300	352,617
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,250	1,485,412
New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A, 6.00%, 7/01/18 (a)	1,625	2,050,880
Niagara Area Development Corp., Refunding RB, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	600	619,008
Onondaga Civic Development Corp., RB, Saint Joseph's Hospital Health Center Project, 4.50%, 7/01/32	1,420	1,400,049
Onondaga Civic Development Corp., Refunding RB, Saint Joseph's Hospital Health Center Project, 5.00%, 7/01/42	810	831,392
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, 5.00%, 11/01/30	1,600	1,774,368
		17,942,409
North Carolina — 2.7%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,425	2,249,260
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas Project, Series B, 4.38%, 10/01/31	1,385	1,490,911
North Carolina Medical Care Commission, Refunding RB:
South Eastern Medical Region, 3.25%, 6/01/27	450	448,965
South Eastern Medical Region, 5.00%, 6/01/32	985	1,130,465
University Health System, Series D, 6.25%, 12/01/33	1,750	2,097,462
		7,417,063

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2013 4

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
North Dakota — 1.0%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	$600	$588,660
City of Grand Forks North Dakota, Refunding RB, 5.00%, 12/01/32	2,120	2,300,984
		2,889,644
Ohio — 0.9%
Kent State University, RB, General Receipts, Series A, 5.00%, 5/01/42	1,200	1,354,272
Miami University Oxford Ohio, RB, General Receipts, 3.25%, 9/01/34	1,200	1,163,484
		2,517,756
Oregon — 1.7%
City of Madras Oregon, GO, Refunding, Full Faith and Credit Refunding Obligations, 4.00%, 2/15/33	750	737,790
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,472,800
Oregon Health & Science University, Refunding RB:
Series A, 3.00%, 7/01/24	1,500	1,515,105
Series E, 5.00%, 7/01/32	500	580,605
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A, 5.25%, 10/01/40	500	554,465
		4,860,765
Pennsylvania — 3.5%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	2,770,958
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	3,640	4,065,079
McKeesport Area School District, GO, CAB, Refunding (NPFGC) (b):
2.99%, 10/01/31 (d)	500	287,325
4.38%, 10/01/31	2,435	1,084,549
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 11/01/42	1,500	1,655,730
		9,863,641
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.83%, 8/01/35 (b)	1,000	274,450
First Sub-Series A, 5.75%, 8/01/37	1,500	1,621,320
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.60%, 8/01/41 (b)	7,500	1,554,900
		3,450,670

	Par (000)	Value
Municipal Bonds
Rhode Island — 1.8%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	$3,000	$3,624,780
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	1,330	1,511,385
		5,136,165
South Carolina — 3.5%
South Carolina Jobs-EDA, Refunding RB:
Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,185	2,246,617
Palmetto Health, Series C, 6.88%, 8/01/13 (a)	3,560	3,677,622
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AMBAC), 5.15%, 7/01/37	3,695	3,890,133
		9,814,372
Tennessee — 2.0%
Johnson City Health & Educational Facilities Board, RB, 5.00%, 8/15/42	1,200	1,314,300
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,280,552
5.38%, 11/01/28	1,000	1,130,080
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Le Bonheur Healthcare, 5.00%, 5/01/42	1,540	1,713,389
		5,438,321
Texas — 10.4%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	1,000	1,276,830
7.25%, 12/01/35	2,650	3,301,450
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 5.36%, 11/15/38 (b)	5,000	1,277,050
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,445	1,575,310
Lower Colorado River Authority, Refunding RB, Series A (NPFGC), 5.00%, 5/15/13 (a)	5	5,069
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	2,200	2,594,790

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2013 5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
Texas (concluded)
Midland County Fresh Water Supply District No 1, RB, City of Midland Project, CAB, Series A, 4.48%, 9/15/36 (b)	$7,640	$2,680,112
Midland County Fresh Water Supply District No 1, Refunding RB, City of Midland Project:
3.38%, 9/15/32	2,425	2,443,018
CAB, Series A, 4.67%, 9/15/38 (b)	16,780	5,139,546
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,649,920
Texas State Turnpike Authority, RB, CAB (AMBAC), 5.97%, 8/15/31 (b)	15,000	5,038,650
		28,981,745
Vermont — 1.8%
University of Vermont & State Agricultural College, Refunding RB, Series A, 4.00%, 10/01/38	1,800	1,873,800
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A, 4.75%, 12/01/36	1,495	1,567,164
Vermont Educational & Health Buildings Financing Agency, Refunding RB, St. Michaels College, 5.00%, 10/01/42	1,350	1,484,554
		4,925,518
Virginia — 0.7%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossing OPCO LLC Project, AMT, 5.50%, 1/01/42	1,870	2,042,190
Washington — 0.9%
Washington Healthcare Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,100	2,457,105
West Virginia — 0.7%
West Virginia State University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/36	1,650	1,926,177
Wyoming — 0.7%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,800	2,048,544
Total Municipal Bonds – 135.1%		378,457,146

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	$5,250	$5,652,833
Massachusetts — 1.2%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,070	3,458,324
Michigan — 2.2%
Michigan State Hospital Finance Authority, Refunding RB, 4.00%, 12/01/32	6,000	6,203,040
___________________________________________________________________________________________________________________
New Jersey — 1.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	2,860	3,278,475
New York — 7.7%
Hudson New York Yards Infrastructure Corp., RB, Senior, Series A, 5.75%, 2/15/47	1,750	2,088,110
New York City Municipal Water Finance Authority, RB, Water & Sewer System, Series A, 5.75%, 6/15/40	690	822,693
New York City Municipal Water Finance Authority, Refunding RB:
Second Generation Resolution, Series FF-2, 5.50%, 6/15/40	810	955,834
Water & Sewer System, Series A, 4.75%, 6/15/30	4,000	4,477,840
New York Liberty Development Corp., RB, 5.25%, 12/15/43	4,500	5,177,359
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	3,359	3,787,745
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,200	1,383,876
New York State Thruway Authority, Refunding RB, 5.00%, 3/15/31	2,360	2,800,919
		21,494,376
Ohio — 1.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,740	1,855,327

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2013 6

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Ohio (concluded)
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	$2,600	$2,895,698
		4,751,025
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 16.0%		44,838,073
Total Long-Term Investments (Cost – $380,429,987) – 151.1%		423,295,219

	Shares	Value
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01% (i)(j)	3,604,617	$3,604,617
Total Short-Term Securities (Cost – $3,604,617) – 1.3%		3,604,617
Total Investments (Cost - $384,034,604*) – 152.4%		426,899,836
Other Assets Less Liabilities – 1.2%		3,284,557
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (8.6)%		(24,207,835)
VMTP Shares, at Liquidation Value – (45.0)%		(125,900,000)
Net Assets Applicable to Common Shares – 100.0%		$280,076,558

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$359,449,901
	Gross unrealized appreciation	$45,927,164
	Gross unrealized depreciation	(2,675,610)
	Net unrealized appreciation	$43,251,554

Notes to Schedule of Investments
(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Security is collateralized by Municipal or US Treasury obligations.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Non-income producing security.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income

FFI Institutional Tax-Exempt Fund	4,510,968	(906,351)	3,604,617	$730

(j)	Represents the current yield as of report date.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2013 7

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

•	Financial futures contracts as of January 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(36)	30 Year US Treasury Bond	Chicago Board of Trade	March 2013	USD	$5,164,875	$(9,619)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
Syncora	Syncora Guarantee

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2013 8

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust Inc. (BKN)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$423,295,219	—	$423,295,219
Short-Term Securities	$3,604,617	—	—	3,604,617
Total	$3,604,617	$423,295,219	—	$426,899,836

1See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(9,619)	—	—	$(9,619)

2Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(24,198,381)	—	$(24,198,381)
VMTP shares	—	(125,900,000)	—	(125,900,000)
Total	—	$(150,098,381)	—	$(150,098,381)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST INC.	JANUARY 31, 2013 9

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 26, 2013